Business Overview and Basis of Presentation - Schedule of Subsidiaries Incorporated and Controlled (Details)	12 Months Ended
Mar. 31, 2025
iOThree Maritime Technologies Limited (“iO3 BVI”) [Member]
Schedule of Subsidiaries Incorporated and Controlled [Line Items]
Background	● British Virgin Islands company ● Incorporated on August 21, 2023 ● Issued and outstanding 1,000 ordinary shares for US$1,000 ● Investment holding ● Provision of investment holding
Effective ownership	100.00%
iO3 Pte. Ltd. (“iO3 Singapore”) [Member]
Schedule of Subsidiaries Incorporated and Controlled [Line Items]
Background	● Singaporean company ● Incorporated on February 19, 2019 ● Issued and outstanding 147,360 ordinary shares for US$802,137 ● Satellite communications and software
Effective ownership	100.00%